SUBSEQUENT EVENTS (Details Textual) - USD ($)		1 Months Ended
	Jan. 09, 2018	Dec. 28, 2017	May 31, 2017	Mar. 31, 2017	Dec. 31, 2016	Jan. 18, 2018
XSigma Corporation [Member]
Capital						$ 50,000
Private Placement [Member]
Shares Issued, Price Per Share			$ 2.00	$ 1.00	$ 0.20
Proceeds from Issuance of Private Placement			$ 1,000,000	$ 1,000,000	$ 300,000
Stock Issued During Period, Shares, New Issues			500,000	1,000,000	1,500,000
Subsequent Event [Member] | Private Placement [Member]
Shares Issued, Price Per Share	$ 8.00	$ 6.00
Proceeds from Issuance of Private Placement	$ 500,000	$ 520,000
Stock Issued During Period, Shares, New Issues	62,500	86,666
Bit Coin Proceeds From Sale Of Shares Under Private Placement	$ 34.123